Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2020
Intangible assets, net
Schedule of intangible assets, net

	June 30,	December 31,
	2020	2019

Software	$23,959	$24,314
Electric vehicle registered license**	11,725,157	11,899,171
Land use rights*	283,591	287,800
Patents**	4,245,000	4,308,000
Subtotal	16,277,707	16,519,285
Less: Accumulated amortization	(3,723,916)	(3,560,268)
Intangible assets, net	$12,553,791	$12,959,017

*There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired two land use rights from the local government in December 2002 and September 2008 for periods of 50 years. As of June 30,2020 and December 31, 2019, land use rights with net book value of $189,061 (all from continuing operations) and $194,745 (all from continuing operations), respectively, were pledged as collateral for bank loans (Note 12). The land use rights are amortized over 50 years and the software is amortized over 5 years.

** Electric vehicle registered license and patents on specialty electric vehicles resulted from the acquisition of Shangchi Automobile (formerly known as Suzhou E-Motors). For the year ended December 31, 2019, the Company recorded an impairment of $1,103,332 for the registered license.